T. ROWE PRICE U.S. Large-Cap Core Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.2%
COMMUNICATION SERVICES 9.1%
Interactive Media & Services 6.3%
Alphabet, Class C (1) 98,715 263,106
Facebook, Class A (1) 280,834 95,312
358,418
Media 1.4%
Charter Communications, Class A (1) 107,028 77,869
77,869
Wireless Telecommunication Services 1.4%
T-Mobile U.S. (1) 613,558 78,388
78,388
Total Communication Services 514,675
CONSUMER DISCRETIONARY 11.1%
Hotels, Restaurants & Leisure 5.1%
Booking Holdings (1) 29,264 69,469
Las Vegas Sands (1) 627,320 22,960
McDonald's  306,478 73,895
Starbucks  575,654 63,500
Yum! Brands  459,224 56,168
285,992
Internet & Direct Marketing Retail 5.1%
Amazon.com (1) 88,459 290,591
290,591
Specialty Retail 0.9%
TJX  810,184 53,456
53,456
Total Consumer Discretionary 630,039
CONSUMER STAPLES 6.6%
Beverages 4.3%
Coca-Cola  1,893,011 99,326
PepsiCo  935,603 140,724
240,050
Food Products 1.4%
Mondelez International, Class A  1,403,007 81,627
81,627

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 0.9%
Kimberly-Clark  401,320 53,151
53,151
Total Consumer Staples 374,828
FINANCIALS 11.2%
Banks 2.9%
Bank of America  1,726,932 73,308
Wells Fargo  1,937,198 89,906
163,214
Capital Markets 4.3%
Bank of New York Mellon  1,471,370 76,276
Charles Schwab  1,020,822 74,357
Goldman Sachs Group  246,802 93,298
243,931
Insurance 4.0%
Chubb  331,577 57,522
Marsh & McLennan  771,619 116,846
RenaissanceRe Holdings  362,014 50,465
224,833
Total Financials 631,978
HEALTH CARE 14.9%
Health Care Equipment & Supplies 5.7%
Boston Scientific (1) 1,455,133 63,138
Danaher  355,564 108,248
Medtronic  683,082 85,625
Zimmer Biomet Holdings  426,579 62,434
319,445
Health Care Providers & Services 3.1%
Cigna  296,620 59,371
UnitedHealth Group  300,595 117,455
176,826
Pharmaceuticals 6.1%
Eli Lilly  501,079 115,774
Johnson & Johnson  969,502 156,574
Zoetis  360,578 70,003
342,351
Total Health Care 838,622

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 10.2%
Aerospace & Defense 1.5%
Howmet Aerospace  2,778,002 86,674
86,674
Air Freight & Logistics 1.1%
United Parcel Service, Class B  346,052 63,016
63,016
Airlines 0.8%
Delta Air Lines (1) 1,119,665 47,709
47,709
Commercial Services & Supplies 1.5%
Waste Connections  656,674 82,695
82,695
Industrial Conglomerates 1.7%
General Electric  915,321 94,306
94,306
Machinery 2.1%
Caterpillar  368,103 70,665
Illinois Tool Works  220,050 45,469
116,134
Road & Rail 1.5%
Union Pacific  421,312 82,581
82,581
Total Industrials & Business Services 573,115
INFORMATION TECHNOLOGY 25.1%
Electronic Equipment, Instruments & Components 2.3%
Amphenol, Class A  1,191,542 87,256
TE Connectivity  302,264 41,477
128,733
IT Services 8.2%
Accenture, Class A  235,659 75,392
Broadridge Financial Solutions  419,990 69,987
Fidelity National Information Services  462,433 56,269
Fiserv (1) 666,677 72,335
VeriSign (1) 317,708 65,133
Visa, Class A  543,660 121,100
460,216
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices (1) 805,439 82,880

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
QUALCOMM  648,737 83,674
166,554
Software 11.7%
Intuit  156,031 84,180
Microsoft  1,405,226 396,161
salesforce.com (1) 360,386 97,744
ServiceNow (1) 64,040 39,850
Zoom Video Communications, Class A (1) 156,870 41,022
658,957
Total Information Technology 1,414,460
MATERIALS 2.9%
Chemicals 2.2%
Linde  378,941 111,174
Sherwin-Williams  46,900 13,119
124,293
Containers & Packaging 0.7%
Westrock  751,086 37,427
37,427
Total Materials 161,720
REAL ESTATE 2.0%
Equity Real Estate Investment Trusts 2.0%
American Tower, REIT  176,550 46,858
Equity Residential, REIT  842,477 68,173
Total Real Estate 115,031
UTILITIES 4.1%
Electric Utilities 3.1%
NextEra Energy  1,217,955 95,634
Xcel Energy  1,275,441 79,715
175,349
Multi-Utilities 1.0%
Sempra Energy  448,983 56,796
56,796
Total Utilities 232,145
Total Common Stocks (Cost $3,987,599) 5,486,613

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 0.05% (2)(3) 181,495,917 181,496
Total Short-Term Investments (Cost $181,496) 181,496
Total Investments in Securities 100.4%
(Cost $4,169,095) $ 5,668,109
Other Assets Less Liabilities (0.4)% (21,031)
Net Assets 100.0% $ 5,647,078
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 40+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 60,574  ¤  ¤ $ 181,496^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $40 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $181,496 .

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE U.S. Large-Cap Core Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On September 30, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F190-054Q3 09/21